COMPREHENSIVE INCOME (LOSS) - Schedule of Total Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive Income Net Of Tax [Abstract]
Net income (loss)	$ (23,676)	$ (3,913)	$ 4,820
Other comprehensive income (loss)
Net change in foreign currency translation	1,560	529	(839)
Comprehensive income (loss)	$ (22,116)	$ (3,384)	$ 3,981